Consolidated Statement of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit Prior to Exploration Stage [Member]	Accumulated Deficit During Exploration Stage [Member]	Total
Balance (in shares) at Dec. 31, 2012	90,619,444
Balance at Dec. 31, 2012	$ 90,619	$ 52,634,064	$ (20,009,496)	$ (28,748,950)	$ 3,966,237
Stock Issued During Period, Shares, Issued for Services	269,812
Stock Issued During Period, Value, Issued for Services	$ 270	316,205			316,475
Shares issued for cash (in shares)	3,756,757
Shares issued for cash	$ 3,757	5,556,243			5,560,000
Stock-based compensation expense		4,707,381			4,707,381
Net Income (Loss) Attributable to Parent				(13,063,526)	(13,063,526)
Balance (in shares) at Dec. 31, 2013	94,646,013
Balance at Dec. 31, 2013	$ 94,646	63,213,893	(20,009,496)	(41,812,476)	1,486,567
Shares issued for directors fees and other services (in shares)	269,812
Shares issued for directors fees and other services	$ 270	316,205			316,475
Stock-based compensation expense		4,707,381			4,707,381
Net Loss				(13,063,526)	(13,063,526)
Stock Issued During Period, Shares, Issued for Services	408,539
Stock Issued During Period, Value, Issued for Services	$ 409	326,860			327,269
Stock-based compensation expense		865,716			865,716
Net Income (Loss) Attributable to Parent				(10,316,317)	(10,316,317)
Balance (in shares) at Dec. 31, 2014	95,054,552
Balance at Dec. 31, 2014	$ 95,055	64,526,469	(20,009,496)	(52,128,793)	(7,516,765)
Shares issued for directors fees and other services (in shares)	408,539
Shares issued for directors fees and other services	$ 409	326,860			327,269
Warrant Cancellation		120,000			120,000
Stock-based compensation expense		865,716			865,716
Net Loss				(10,316,317)	(10,316,317)
Stock Issued During Period, Shares, Issued for Services	1,045,788
Stock Issued During Period, Value, Issued for Services	$ 1,046	378,890			379,936
Stock-based compensation expense		397,417			397,417
Net Income (Loss) Attributable to Parent				(9,805,137)	(9,805,137)
Balance (in shares) at Dec. 31, 2015	97,144,736
Balance at Dec. 31, 2015	$ 97,145	66,106,631	$ (20,009,496)	(61,933,930)	(15,739,650)
Shares issued for directors fees and other services (in shares)	1,045,788
Shares issued for directors fees and other services	$ 1,046	378,890			379,936
Stock-based compensation expense		397,417			397,417
Net Loss				$ (9,805,137)	(9,805,137)
Shares issued for employee bonus (in shares)	29,310
Shares issued for employee bonus	$ 29	63,859			63,888
Shares issued for liquidated damages (in shares)	1,015,086
Shares issued for liquidated damages	$ 1,015	$ 739,996			$ 741,011